Label	Element	Value
Amplify Ethereum 3% Monthly Option Income ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.70%
Amplify Ethereum 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.90%
Amplify Ethereum 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.50%
Amplify Ethereum 3% Monthly Option Income ETF | iShares Ethereum Trust ETF Expiration 04172026 Exercise Price 14.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.30%
Amplify Ethereum 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.60%
Amplify Ethereum 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
Amplify Ethereum 3% Monthly Option Income ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
Amplify Ethereum 3% Monthly Option Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Amplify Ethereum 3% Monthly Option Income ETF | iShares Ethereum Trust ETF Expiration 04072026 Exercise Price 16.87 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Amplify Ethereum 3% Monthly Option Income ETF | iShares Ethereum Trust ETF Expiration 04172026 Exercise Price 14.05 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)